Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net loss	$ (98,002)	$ (210,356)	$ (201,450)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,454	5,075	5,511
Amortization of intangible assets and fair value adjustments	615	(726)	(8,263)
Provision for loan losses	67,850	211,800	134,223
Deferred board fees			164
Proceeds from mortgage loans held for sale	386,705	449,253	259,783
Originations of mortgage loans held for sale	(427,377)	(459,137)	(267,334)
Stock-based compensation expense	110	157	630
Net amortization of premiums and accretion of discounts on investment securities available for sale	2,838	1,536	(2,680)
(Gain) loss on sale of premises and equipment	58	(165)	29
Losses on foreclosed real estate and repossessed assets	22,096	11,228	1,204
Gain on sale of investment securities available for sale	(1,481)	(468)	(4,274)
Gain on sale of insurance subsidiary	(1,251)
Gain on sale of loans			(51)
Income from bank-owned life insurance	(1,818)	(1,858)	(1,658)
Other-than-temporary impairment of securities	401	67	2,469
Impairment of goodwill			84,837
Changes in deferred taxes			32,950
Changes in:
Interest receivable	949	1,510	2,435
Other assets	18,232	9,878	(38,200)
Interest payable	107	71	(2,242)
Other liabilities	(7,501)	3,869	3,888
Net cash provided by (used in) operating activities	(33,015)	21,734	1,971
Investing Activities:
Proceeds from maturities and calls of investment securities available for sale	105,982	28,751	45,799
Proceeds from sale of investment securities available for sale	69,912	2,605	84,121
Purchase of investment securities available for sale	(121,859)	(204,189)	(137,569)
Proceeds from sales of restricted equity securities	4,630	9,147	9,824
Purchase of restricted equity securities	(324)	(3,731)	(11,787)
Proceeds from the sale of loans			697
Net decrease in loans	242,990	212,304	100,575
Proceeds from sale of insurance subsidiary	5,783
Purchase of premises and equipment	(2,495)	(1,731)	(2,901)
Proceeds from sale of premises and equipment	3,952	1,039	178
Proceeds from sale of foreclosed real estate	33,699	9,452	4,707
Net cash provided by investing activities	342,270	53,647	93,644
Financing Activities:
Net increase (decrease) in deposits	(621,766)	(73,837)	212,908
Proceeds from Federal Home Loan Bank borrowings			49,450
Repayments of Federal Home Loan Bank borrowings	(15,067)	(11,566)	(94,016)
Distributed non-controlling interest	(782)	(579)
Net decrease in overnight funds borrowed			(73,300)
Net decrease in other borrowings	(10,000)		(28,000)
Common stock repurchased			(544)
Issuance of rights offering shares		9,741
Issuance of private placement shares, net		260,260	306
Forfeiture of nonvested stock		(38)
Issuance of common shares	15,515
Proceeds from exercise of stock options			613
Excess tax benefit realized from stock options exercised			142
Preferred stock dividends paid and amortization of preferred stock discount		1,506	(7,182)
Common stock dividends paid, net of reinvestment			(4,260)
Net cash provided by (used in) financing activities	(632,100)	185,487	56,117
Increase (decrease) in cash and cash equivalents	(322,845)	260,868	151,732
Cash and cash equivalents at beginning of period	460,912	200,044	48,312
Cash and cash equivalents at end of period	138,067	460,912	200,044
Supplemental cash flow information:
Cash paid for interest	29,217	46,169	46,536
Cash paid (received) for income taxes	(14,666)	1,181	13,714
Supplemental non-cash information:
Dividends reinvested			531
Change in unrealized gain (loss) on securities	6,032	1,488	(957)
Transfer between loans and other real estate owned	59,985	71,236	9,686
Change in stock financed		(4,000)	7,500
Unpaid stock issuance costs included in other liabilities		$ 8,326